Statement of Cash Flows - Summary of Significant Noncash Transactions (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Significant Non Cash Transactions Abstract [Abstract]
Write-offs of loans	₩ 2,308,709		₩ 1,984,218	₩ 1,757,920
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income	(1,877,833)		1,216,436	3,346,010
Changes in accumulated other comprehensive income from valuation of investments in associates	₩ 2,018	$ 1,397	₩ 165	₩ 24